SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Balance	£ 7,146	£ 7,146
Redesignation of limited voting ordinary shares (see below)	80,921,051
Balance	£ 7,197	£ 7,146	£ 7,146
Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Balance	71,373,735,357	71,373,735,357	71,373,735,357
Balance	£ 7,138	£ 7,138	£ 7,138
Issued under employee share schemes	518,293,181
Issued under employee share schemes	£ 51
Redesignation of limited voting ordinary shares (see below)	80,921,051
Redesignation of limited voting ordinary shares (see below)	£ 8
Balance	71,972,949,589	71,373,735,357	71,373,735,357
Balance	£ 7,197	£ 7,138	£ 7,138
Limited voting [Member]
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Balance	80,921,051	80,921,051	80,921,051
Balance	£ 8	£ 8	£ 8
Redesignation of limited voting ordinary shares (see below)	(80,921,051)
Redesignation of limited voting ordinary shares (see below)	£ (8)
Balance		80,921,051	80,921,051
Balance		£ 8	£ 8